Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

June 24, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Jennifer Hardy

Re:	BNY Mellon Investment Funds V, Inc.

(File Nos.: 333-238248 and 811-06490)

On behalf of BNY Mellon Investment Funds V, Inc. (the "Registrant"), transmitted herewith is Pre-Effective Amendment No. 2 (the "Amendment") to the Registrant's Registration Statement on Form N-14 (the "Registration Statement") related to the reorganization of BNY Mellon Large Cap Growth Fund (the "Fund") into BNY Mellon Large Cap Equity Fund (the "Acquiring Fund"), each a series of the Registrant (the "Reorganization"). The Amendment is being filed in order to revise certain exhibits in response to the comments given telephonically by Jennifer Hardy and Jason Fox of the staff (the "Staff") of the Securities and Exchange Commission to Robert Spiro and Lisa Goldstein of this office on June 23, 2020. Set forth below are the comments provided by Ms. Hardy and Mr. Fox and the Registrant's responses thereto. Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the Registration Statement. The Prospectus/Information Statement and Statement of Additional Information included in the Amendment are unchanged from the versions filed as part of Pre-Effective Amendment No. 1 to the Registration Statement ("Pre-Effective Amendment No. 1").

1.	Staff Comment: Please file a more recent consent of the Registrant's independent registered public accounting firm with the Amendment, rather than incorporating by reference the initial consent filed as an exhibit to the Registration Statement filed on May 14, 2020.

Response: A new consent of the Registrant's independent registered public accounting firm, dated June 24, 2020, is filed with the Amendment.

2.	Staff Comment: The form of opinion and consent of counsel regarding tax matters filed as an exhibit to Pre-Effective Amendment No. 1 includes the following limitation on reliance:

This opinion is furnished to you only, and only for use in connection with the Reorganization and the Registration Statement.

Shareholders are entitled to rely on the opinion expressed. See Division of Corporation Finance Staff Legal Bulletin No. 19, Section III.D.1. Please re-file the form of opinion and consent of counsel regarding tax matters with the Amendment without the prohibited limitation on reliance.

Response: A revised form of opinion and consent of counsel regarding tax matters is filed with the Amendment. The referenced sentence has been revised as follows:

This opinion is furnished to you ~~only, and only~~ for use in connection with the Reorganization and the Registration Statement.

Beijing | Boca Raton | Boston | Chicago | Hong Kong | London | Los Angeles | New Orleans | New York | Paris | São Paulo | Washington, DC

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As discussed with the Staff, the Registrant is seeking acceleration of the effective date of the Registration Statement to today, June 24, 2020. The acceleration requests are filed herewith.

Should members of the Staff have any questions or comments, please contact me at 212.969.3722 or, in my absence, contact Lisa Goldstein at 212.969.3381.

Very truly yours,

/s/ Robert Spiro

Robert Spiro

cc:	Lisa Goldstein

Jeff Prusnofsky